Tax assets - Other tax asset (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax assets
Recoverable INSS (Social security tax) withheld	R$ 21,178	R$ 12,791
Recoverable PIS (Tax on sales)	1,576	2,212
Recoverable COFINS (Tax on sales)	7,039	6,950
Recoverable ICMS (State VAT)	1,635	1,157
IRRF (Withholding income tax) to offset	63,793	39,321
Other taxes recoverable	4,927	2,381
Total tax assets	100,148	64,812
Current	97,384	63,955
Non-current	2,764	857
Other tax assets, current and non-current	R$ 100,148	R$ 64,812